The Gabelli Asset Fund
Schedule of Investments — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.3%
Aerospace  — 0.9%
600 Airbus SE ................................................. $ 87,641
8,500 HEICO Corp. ............................................. 2,222,580
5,000 Hexcel Corp. ............................................ 309,150
8,675 L3Harris Technologies Inc. ....................... 2,063,522
4,850 Lockheed Martin Corp. ............................. 2,835,116
5,750 Northrop Grumman Corp. ......................... 3,036,402
297,000 Rolls-Royce Holdings plc† ........................ 2,093,375
10,750 RTX Corp. ................................................ 1,302,470
2,950 The Boeing Co.† ....................................... 448,518
14,398,774
Agriculture  — 0.2%
36,500 Archer-Daniels-Midland Co. ...................... 2,180,510
19,200 The Mosaic Co. ........................................ 514,176
2,694,686
Automotive  — 1.2%
1,500 Daimler Truck Holding AG ......................... 56,153
5,000 Ferrari NV ................................................ 2,350,550
331,850 Iveco Group NV ........................................ 3,331,239
126,200 PACCAR Inc. ............................................ 12,453,416
550 Polaris Inc. ............................................... 45,782
750 Tesla Inc.† ................................................ 196,222
36,800 Traton SE ................................................. 1,204,339
2,800 Volkswagen AG ........................................ 312,617
19,950,318
Automotive: Parts and Accessories  — 3.5%
13,756 Aptiv plc† ................................................. 990,569
8,000 Atmus Filtration Technologies Inc. ............. 300,240
62,500 BorgWarner Inc. ....................................... 2,268,125
72,800 Brembo NV .............................................. 796,840
276,500 Dana Inc. ................................................. 2,919,840
80,000 Dowlais Group plc .................................... 62,409
260,911 Garrett Motion Inc.† ................................. 2,134,252
210,000 Genuine Parts Co. ..................................... 29,332,800
10,200 Modine Manufacturing Co.† ...................... 1,354,458
16,000 Monro Inc. ............................................... 461,760
14,800 O'Reilly Automotive Inc.† ......................... 17,043,680
30,000 Standard Motor Products Inc. ................... 996,000
58,660,973
Aviation: Parts and Services  — 0.4%
19,000 Curtiss-Wright Corp. ................................ 6,245,110
63,000 Triumph Group Inc.† ................................ 812,070
7,057,180
Broadcasting  — 1.0%
500 Cogeco Communications Inc. ................... 26,434
16,800 Cogeco Inc. .............................................. 743,078
15,000 Corus Entertainment Inc., Cl. B† ............... 1,840
22,900 Liberty Broadband Corp., Cl. A† ................ 1,759,178
31,830 Liberty Broadband Corp., Cl. C† ................ 2,460,141
Shares
Market
Value
34,000 Liberty Media Corp.-Liberty Formula One,
Cl. A† ................................................... $ 2,432,020
40,506 Liberty Media Corp.-Liberty Formula One,
Cl. C† ................................................... 3,136,380
5,500 Nexstar Media Group Inc. ......................... 909,425
21,000 Sinclair Inc. .............................................. 321,300
197,773 Sirius XM Holdings Inc. ............................ 4,677,334
16,000 TBS Holdings Inc. ..................................... 433,828
20,000 TEGNA Inc. .............................................. 315,600
17,216,558
Building and Construction  — 1.1%
35,450 Arcosa Inc. ............................................... 3,359,242
33,200 Assa Abloy AB, Cl. B ................................. 1,116,708
2,000 Builders FirstSource Inc.† ......................... 387,720
325 Cie de Saint-Gobain SA ............................. 29,564
33,500 Fortune Brands Innovations Inc. ............... 2,999,255
45,400 Herc Holdings Inc. .................................... 7,238,122
10,625 Johnson Controls International plc ............ 824,607
5,000 KBR Inc. .................................................. 325,650
18,000 Knife River Corp.† .................................... 1,609,020
600 Lennar Corp., Cl. A ................................... 112,488
1,200 Lennar Corp., Cl. B ................................... 207,528
5,000 Masterbrand Inc.† .................................... 92,700
18,302,604
Business Services  — 2.9%
300,000 Clear Channel Outdoor Holdings Inc.† ....... 480,000
19,300 Ecolab Inc. ............................................... 4,927,869
1,750 Jacobs Solutions Inc. ............................... 229,075
14,200 Live Nation Entertainment Inc.† ................ 1,554,758
55,560 Mastercard Inc., Cl. A ............................... 27,435,528
20,000 The Interpublic Group of Companies Inc. .. 632,600
3,000 U-Haul Holding Co.† ................................. 232,440
17,500 UL Solutions Inc., Cl. A ............................. 862,750
2,075 United Rentals Inc. ................................... 1,680,190
12,200 V2X Inc.† ................................................. 681,492
45,000 Vestis Corp. ............................................. 670,500
33,125 Visa Inc., Cl. A .......................................... 9,107,719
48,494,921
Cable and Satellite  — 1.6%
35,000 AMC Networks Inc., Cl. A† ........................ 304,150
1,000 Charter Communications Inc., Cl. A† ......... 324,080
303,200 Comcast Corp., Cl. A ................................ 12,664,664
8,050 Naspers Ltd., Cl. N ................................... 1,954,504
3,000 Prosus NV ................................................ 131,107
308,600 Rogers Communications Inc., Cl. B ........... 12,408,806
27,787,311
Communications Equipment  — 0.2%
73,000 Corning Inc. ............................................. 3,295,950
1,425 QUALCOMM Inc. ...................................... 242,321
3,538,271

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Computer Hardware  — 0.2%
12,255 Apple Inc. ................................................ $ 2,855,415
450 Dell Technologies Inc., Cl. C ...................... 53,343
4,500 International Business Machines Corp. ...... 994,860
3,903,618
Computer Software and Services  — 1.8%
395 Adobe Inc.† .............................................. 204,523
9,975 Alphabet Inc., Cl. A ................................... 1,654,354
34,500 Alphabet Inc., Cl. C ................................... 5,768,055
2,150 Amentum Holdings Inc.† .......................... 69,338
500 Aspen Technology Inc.† ............................ 119,410
610 Autodesk Inc.† ......................................... 168,043
5,700 Cisco Systems Inc. ................................... 303,354
605 CrowdStrike Holdings Inc., Cl. A† ............. 169,684
48,900 Hewlett Packard Enterprise Co. ................. 1,000,494
15,610 Meta Platforms Inc., Cl. A ......................... 8,935,788
10,800 Microsoft Corp. ........................................ 4,647,240
1,700 Oracle Corp. ............................................. 289,680
605 Palo Alto Networks Inc.† .......................... 206,789
50,000 PAR Technology Corp.† ............................ 2,604,000
11,100 Rockwell Automation Inc. ......................... 2,979,906
1,475 Salesforce Inc. ......................................... 403,722
1,150 Snowflake Inc., Cl. A† ............................... 132,089
29,656,469
Consumer Products  — 3.7%
25,000 Brunswick Corp. ....................................... 2,095,500
10,150 Christian Dior SE ...................................... 7,327,059
36,400 Church & Dwight Co. Inc. ......................... 3,811,808
270,100 Edgewell Personal Care Co. ...................... 9,815,434
79,150 Energizer Holdings Inc. ............................. 2,513,804
8,000 Essity AB, Cl. A ......................................... 250,102
40,000 Essity AB, Cl. B ......................................... 1,248,148
2,757 Givaudan SA ............................................ 15,114,882
28,000 Harley-Davidson Inc. ................................ 1,078,840
1,700 Hermes International SCA ......................... 4,174,535
3,500 National Presto Industries Inc. .................. 262,990
20,350 Philip Morris International Inc. .................. 2,470,490
200 Prestige Consumer Healthcare Inc.† ......... 14,420
28,450 Reckitt Benckiser Group plc ...................... 1,740,918
44,000 Sally Beauty Holdings Inc.† ...................... 597,080
70,000 Spectrum Brands Holdings Inc. ................ 6,659,800
3,700 The Estee Lauder Companies Inc., Cl. A ..... 368,853
12,069 The Procter & Gamble Co. ........................ 2,090,351
1,200 Unilever plc .............................................. 77,634
1,400 VF Corp. ................................................... 27,930
31,000 Wolverine World Wide Inc. ....................... 540,020
62,280,598
Consumer Services  — 0.6%
1,800 Allegion plc .............................................. 262,332
3,250 Amazon.com Inc.† ................................... 605,572
Shares
Market
Value
8,000 Avis Budget Group Inc. ............................. $ 700,720
800 FedEx Corp. .............................................. 218,944
17,000 IAC Inc.† .................................................. 914,940
143,500 Rollins Inc. ............................................... 7,258,230
3,615 Topgolf Callaway Brands Corp.† ................ 39,693
3,500 Uber Technologies Inc.† ........................... 263,060
10,263,491
Diversified Industrial  — 6.7%
9,500 ABB Ltd., ADR .......................................... 550,240
450 Acuity Brands Inc. .................................... 123,926
34,000 Ampco-Pittsburgh Corp.† ......................... 68,000
14,000 Ardagh Group SA† ................................... 67,410
55,000 Avantor Inc.† ........................................... 1,422,850
5,000 Barnes Group Inc. .................................... 202,050
331,500 Bollore SE ................................................ 2,208,520
166,900 Crane Co. ................................................. 26,416,932
6,550 Crane NXT Co. .......................................... 367,455
3,625 Eaton Corp. plc ......................................... 1,201,470
3,400 Emerson Electric Co. ................................ 371,858
1,000 Enpro Inc. ................................................ 162,180
13,800 General Electric Co. .................................. 2,602,404
116,750 Greif Inc., Cl. A ......................................... 7,315,555
2,100 GXO Logistics Inc.† .................................. 109,347
35,075 Honeywell International Inc. ...................... 7,250,353
3,700 Hyster-Yale Inc. ........................................ 235,949
16,000 Ingersoll Rand Inc. ................................... 1,570,560
157,200 ITT Inc. .................................................... 23,502,972
11,900 Jardine Matheson Holdings Ltd. ................ 464,814
236,650 Myers Industries Inc. ................................ 3,270,503
16,500 nVent Electric plc ...................................... 1,159,290
10,000 Park-Ohio Holdings Corp. ......................... 307,000
24,500 Pentair plc ................................................ 2,395,855
325 Siemens AG ............................................. 65,604
6,000 Sulzer AG ................................................. 981,154
9,300 Svenska Cellulosa AB SCA, Cl. A ............... 134,978
36,000 Svenska Cellulosa AB SCA, Cl. B ............... 524,447
173,300 Textron Inc. .............................................. 15,350,914
220,000 Toray Industries Inc. ................................. 1,290,687
7,600 Trane Technologies plc ............................. 2,954,348
50,000 Tredegar Corp.† ....................................... 364,500
184,500 Trinity Industries Inc. ................................ 6,427,980
2,800 Waters Corp.† .......................................... 1,007,692
112,449,797
Electronics  — 4.3%
10,000 Flex Ltd.† ................................................. 334,300
42,000 Kyocera Corp., ADR .................................. 488,040
1,300 Mettler-Toledo International Inc.† .............. 1,949,610
333,000 Mirion Technologies Inc.† ......................... 3,686,310
208,000 Resideo Technologies Inc.† ...................... 4,189,120
2,100 Samsung Electronics Co. Ltd., GDR .......... 2,454,900

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Electronics (Continued)
100 Samsung Electronics Co. Ltd., New York,
GDR ..................................................... $ 123,430
390,850 Sony Group Corp., ADR ............................ 37,744,385
25,900 TE Connectivity plc ................................... 3,910,641
73,000 Texas Instruments Inc. ............................. 15,079,610
3,800 Thermo Fisher Scientific Inc. ..................... 2,350,566
72,310,912
Energy and Utilities  — 3.1%
2,100 APA Corp. ................................................ 51,366
44,000 BP plc, ADR ............................................. 1,381,160
3,000 ChampionX Corp. ..................................... 90,450
49,990 Chevron Corp. .......................................... 7,362,027
34,000 ConocoPhillips ......................................... 3,579,520
84,500 Devon Energy Corp. .................................. 3,305,640
288 Diamondback Energy Inc. ......................... 49,651
6,600 E.ON SE ................................................... 98,116
27,000 Enbridge Inc. ............................................ 1,096,470
67,300 EOG Resources Inc. .................................. 8,273,189
53,800 Exxon Mobil Corp. .................................... 6,306,436
110,000 Halliburton Co. ......................................... 3,195,500
33,700 Innovex International Inc.† ....................... 494,716
20,000 Kinder Morgan Inc. ................................... 441,800
1,050 Marathon Petroleum Corp. ........................ 171,056
69,200 National Fuel Gas Co. ................................ 4,194,212
2,250 National Grid plc ....................................... 30,984
1,250 Neste Oyj ................................................. 24,253
23,300 NextEra Energy Inc. .................................. 1,969,549
13,000 NOV Inc. .................................................. 207,610
32,000 Occidental Petroleum Corp. ...................... 1,649,280
25,000 PG&E Corp. .............................................. 494,250
73,000 Schlumberger NV ..................................... 3,062,350
1,300 Severn Trent plc ....................................... 45,919
5,300 Shell plc, ADR .......................................... 349,535
22,500 Southwest Gas Holdings Inc. .................... 1,659,600
86,000 The AES Corp. .......................................... 1,725,160
3,707 Vitesse Energy Inc. ................................... 89,042
51,398,841
Entertainment  — 5.7%
119,800 Atlanta Braves Holdings Inc., Cl. A† .......... 5,049,570
367,982 Atlanta Braves Holdings Inc., Cl. C† .......... 14,645,684
544 Electronic Arts Inc. ................................... 78,031
48,000 Fox Corp., Cl. A ........................................ 2,031,840
30,000 Fox Corp., Cl. B ........................................ 1,164,000
888,000 Grupo Televisa SAB, ADR ......................... 2,273,280
13,934 Liberty Media Corp.-Liberty Live, Cl. A† .... 689,872
27,434 Liberty Media Corp.-Liberty Live, Cl. C† .... 1,408,187
139,220 Madison Square Garden Entertainment
Corp.† .................................................. 5,921,027
124,481 Madison Square Garden Sports Corp.† ..... 25,924,413
Shares
Market
Value
10,947 Manchester United plc, Cl. A† ................... $ 177,122
253 Netflix Inc.† .............................................. 179,445
67,500 Ollamani SAB† ......................................... 127,390
355,191 Paramount Global, Cl. A ............................ 7,764,475
20,000 Paramount Global, Cl. B ............................ 212,400
300 Pinterest Inc., Cl. A† ................................. 9,711
170,920 Sphere Entertainment Co.† ....................... 7,551,246
3,223 Take-Two Interactive Software Inc.† .......... 495,407
102,700 The Walt Disney Co. ................................. 9,878,713
431 TKO Group Holdings Inc.† ........................ 53,319
5,600 Ubisoft Entertainment SA† ........................ 62,960
315,000 Vivendi SE ................................................ 3,639,667
809,450 Warner Bros Discovery Inc.† .................... 6,677,962
96,015,721
Environmental Services  — 2.8%
14,000 Phinia Inc. ................................................ 644,420
157,500 Republic Services Inc. .............................. 31,632,300
69,000 Waste Connections Inc. ............................ 12,338,580
16,200 Waste Management Inc. ........................... 3,363,120
47,978,420
Equipment and Supplies  — 9.9%
2,800 3M Co. ..................................................... 382,760
292,650 AMETEK Inc. ............................................ 50,250,932
42,000 Amphenol Corp., Cl. A .............................. 2,736,720
13,600 AZZ Inc. ................................................... 1,123,496
32,650 Crown Holdings Inc. ................................. 3,130,482
104,050 CTS Corp. ................................................ 5,033,939
4,000 Danaher Corp. .......................................... 1,112,080
21,000 Distribution Solutions Group Inc.† ............ 808,710
302,500 Donaldson Co. Inc. ................................... 22,294,250
366,550 Flowserve Corp. ....................................... 18,946,969
47,000 Graco Inc. ................................................ 4,112,970
11,000 Hubbell Inc. .............................................. 4,711,850
64,800 IDEX Corp. ............................................... 13,899,600
36,500 Interpump Group SpA .............................. 1,701,583
97,800 Mueller Industries Inc. .............................. 7,246,980
92,500 Sealed Air Corp. ....................................... 3,357,750
24,000 The Manitowoc Co. Inc.† .......................... 230,880
45,950 The Timken Co. ........................................ 3,873,126
15,000 The Toro Co. ............................................ 1,300,950
68,000 The Weir Group plc .................................. 1,969,167
15,000 Titan Machinery Inc.† ............................... 208,950
26,200 Valmont Industries Inc. ............................. 7,596,690
52,600 Watts Water Technologies Inc., Cl. A ......... 10,898,194
166,929,028
Financial Services  — 10.9%
40,000 AllianceBernstein Holding LP .................... 1,395,600
98,771 American Express Co. ............................... 26,786,695
1,300 Ameriprise Financial Inc. ........................... 610,753
2,400 Bank of America Corp. .............................. 95,232
12,700 Barclays plc .............................................. 38,127

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
58 Berkshire Hathaway Inc., Cl. A† ................ $ 40,088,440
51,550 Blackstone Inc. ......................................... 7,893,852
5,625 Brookfield Asset Management Ltd., Cl. A ... 266,006
22,000 Brookfield Corp. ....................................... 1,169,300
1,600 Capital One Financial Corp. ....................... 239,568
21,850 Citigroup Inc. ........................................... 1,367,810
1,500 EXOR NV ................................................. 160,544
35,000 FTAI Aviation Ltd. ..................................... 4,651,500
150,000 GAM Holding AG† .................................... 34,454
29,800 Interactive Brokers Group Inc., Cl. A ......... 4,152,928
1,775 Intercontinental Exchange Inc. .................. 285,136
26,000 Jefferies Financial Group Inc. .................... 1,600,300
60,950 JPMorgan Chase & Co. ............................. 12,851,917
77,000 KKR & Co. Inc. ......................................... 10,054,660
2,500 Lazard Inc. ............................................... 125,950
76,500 Loews Corp. ............................................. 6,047,325
5,150 M&T Bank Corp. ....................................... 917,318
14,200 Marsh & McLennan Companies Inc. .......... 3,167,878
11,500 Popular Inc. ............................................. 1,153,105
15,000 PROG Holdings Inc. .................................. 727,350
87,800 State Street Corp. ..................................... 7,767,666
9,550 T. Rowe Price Group Inc. .......................... 1,040,281
357,000 The Bank of New York Mellon Corp. .......... 25,654,020
150 The Charles Schwab Corp. ........................ 9,722
15,600 The Goldman Sachs Group Inc. ................. 7,723,716
16,000 The Hartford Financial Services Group Inc. 1,881,760
39,300 The PNC Financial Services Group Inc. ...... 7,264,605
9,000 Value Line Inc. ......................................... 418,500
108,000 Wells Fargo & Co. .................................... 6,100,920
183,742,938
Food and Beverage  — 11.5%
169,014 BellRing Brands Inc.† ............................... 10,262,530
571,100 Brown-Forman Corp., Cl. A ....................... 27,458,488
1,850 Brown-Forman Corp., Cl. B ....................... 91,020
72,200 Campbell Soup Co. ................................... 3,532,024
720,000 China Mengniu Dairy Co. Ltd. ................... 1,731,960
23,400 Coca-Cola Europacific Partners plc ............ 1,842,750
15,400 Coca-Cola HBC AG ................................... 548,492
1,300 Constellation Brands Inc., Cl. A ................. 334,997
23,000 Crimson Wine Group Ltd.† ....................... 145,130
76,900 Danone SA ............................................... 5,593,185
20,000 Davide Campari-Milano NV ....................... 169,199
1,000 Diageo plc ................................................ 34,640
183,050 Diageo plc, ADR ....................................... 25,689,237
52,000 Farmer Brothers Co.† ............................... 102,960
190,000 Flowers Foods Inc. ................................... 4,383,300
30,600 Fomento Economico Mexicano SAB de CV,
ADR ..................................................... 3,020,526
65,200 General Mills Inc. ..................................... 4,815,020
Shares
Market
Value
1,281,000 Grupo Bimbo SAB de CV, Cl. A .................. $ 4,405,105
10,500 Heineken Holding NV ................................ 792,451
57,650 Heineken NV ............................................ 5,110,745
19,350 Heineken NV, ADR .................................... 861,462
121,750 ITO EN Ltd. .............................................. 2,891,165
7,000 John Bean Technologies Corp. .................. 689,570
56,500 Kerry Group plc, Cl. A ............................... 5,566,028
450 Kerry Group plc, Cl. A ............................... 46,661
773,500 Kikkoman Corp. ........................................ 8,761,579
16,600 LVMH Moet Hennessy Louis Vuitton SE .... 12,722,303
46,000 Maple Leaf Foods Inc. .............................. 753,374
37,000 MEIJI Holdings Co. Ltd. ............................ 924,195
111,000 Mondelēz International Inc., Cl. A .............. 8,177,370
86,000 Morinaga Milk Industry Co. Ltd. ................ 2,102,056
18,000 National Beverage Corp. ........................... 844,920
33,800 Nestlé SA ................................................. 3,392,979
278,400 Nissin Foods Holdings Co. Ltd. ................. 7,761,689
36,217 PepsiCo Inc. ............................................. 6,158,701
43,350 Pernod Ricard SA ..................................... 6,543,385
65,600 Post Holdings Inc.† .................................. 7,593,200
58,000 Remy Cointreau SA .................................. 4,509,705
16,450 Suntory Beverage & Food Ltd. .................. 617,369
2,800 The Boston Beer Co. Inc., Cl. A† ............... 809,592
16,900 The Coca-Cola Co. .................................... 1,214,434
18,900 The J.M. Smucker Co. .............................. 2,288,790
88,700 The Kraft Heinz Co. ................................... 3,114,257
200,000 Tingyi (Cayman Islands) Holding Corp. ..... 288,660
24,000 Tootsie Roll Industries Inc. ....................... 743,280
5,000 TreeHouse Foods Inc.† ............................. 209,900
5,000 WK Kellogg Co. ........................................ 85,550
200,800 Yakult Honsha Co. Ltd. ............................. 4,637,017
194,372,950
Health Care  — 5.9%
8,000 Abbott Laboratories .................................. 912,080
23,400 AbbVie Inc. .............................................. 4,621,032
27,450 Amgen Inc. .............................................. 8,844,665
10,000 AstraZeneca plc, ADR ............................... 779,100
45,000 Bausch + Lomb Corp.† ............................. 868,050
7,800 Bausch Health Cos. Inc.† .......................... 63,648
42,000 Baxter International Inc. ............................ 1,594,740
7,100 Biogen Inc.† ............................................. 1,376,264
6,000 Bio-Rad Laboratories Inc., Cl. A† .............. 2,007,480
66,650 Bristol-Myers Squibb Co. .......................... 3,448,471
25,000 Catalent Inc.† ........................................... 1,514,250
6,800 Cencora Inc. ............................................. 1,530,544
2,000 Charles River Laboratories International
Inc.† ..................................................... 393,940
7,300 Chemed Corp. .......................................... 4,387,081
7,200 CONMED Corp. ........................................ 517,824
3,000 DaVita Inc.† ............................................. 491,790
99,900 Demant A/S† ............................................ 3,902,583

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care (Continued)
30,000 DENTSPLY SIRONA Inc. ........................... $ 811,800
350 Edwards Lifesciences Corp.† .................... 23,097
4,000 Elevance Health Inc. ................................. 2,080,000
318 Eli Lilly & Co. ........................................... 281,729
120,000 Evolent Health Inc., Cl. A† ......................... 3,393,600
13,000 Fortrea Holdings Inc.† .............................. 260,000
4,350 Gerresheimer AG ...................................... 387,376
10,750 Haleon plc ................................................ 56,468
14,243 Halozyme Therapeutics Inc.† .................... 815,269
19,710 HCA Healthcare Inc. .................................. 8,010,735
75,336 Henry Schein Inc.† ................................... 5,491,994
380 Humana Inc. ............................................ 120,361
1,500 ICU Medical Inc.† ..................................... 273,330
600 Illumina Inc.† ........................................... 78,246
4,500 Indivior plc† ............................................. 44,310
12,000 Integer Holdings Corp.† ............................ 1,560,000
21,750 Johnson & Johnson ................................. 3,524,805
10,000 Labcorp Holdings Inc. .............................. 2,234,800
2,500 McKesson Corp. ....................................... 1,236,050
18,000 Medtronic plc ........................................... 1,620,540
40,600 Merck & Co. Inc. ...................................... 4,610,536
1,700 Moderna Inc.† .......................................... 113,611
65,000 Option Care Health Inc.† ........................... 2,034,500
17,500 Perrigo Co. plc ......................................... 459,025
100,000 Pfizer Inc. ................................................ 2,894,000
14,000 QuidelOrtho Corp.† ................................... 638,400
590 Regeneron Pharmaceuticals Inc.† ............. 620,232
40,000 Roche Holding AG, ADR ........................... 1,598,000
2,100 Smith & Nephew plc ................................. 32,512
1,806 Solventum Corp.† .................................... 125,914
6,900 Stryker Corp. ............................................ 2,492,694
24,700 Tenet Healthcare Corp.† ............................ 4,105,140
8,500 The Cigna Group ...................................... 2,944,740
20,000 The Cooper Companies Inc.† .................... 2,206,800
1,990 UnitedHealth Group Inc. ........................... 1,163,513
2,555 Vertex Pharmaceuticals Inc.† .................... 1,188,279
20,350 Zimmer Biomet Holdings Inc. ................... 2,196,783
98,982,731
Hotels and Gaming  — 0.9%
10,000 Accor SA .................................................. 434,129
18,800 Caesars Entertainment Inc.† ..................... 784,712
2,000 Churchill Downs Inc. ................................ 270,420
3,000 Entain plc ................................................. 30,611
225 Flutter Entertainment plc† ......................... 52,868
310,000 Genting Singapore Ltd. ............................. 211,048
5,400 Hyatt Hotels Corp., Cl. A ........................... 821,880
2,394,100 Mandarin Oriental International Ltd. .......... 4,069,970
132,600 MGM Resorts International† ..................... 5,183,334
10,500 Ryman Hospitality Properties Inc., REIT .... 1,126,020
Shares
Market
Value
683,000 The Hongkong & Shanghai Hotels Ltd. ...... $ 503,430
18,000 Universal Entertainment Corp. ................... 175,335
2,500 Wyndham Hotels & Resorts Inc. ............... 195,350
6,200 Wynn Resorts Ltd. ................................... 594,456
14,453,563
Machinery  — 6.2%
22,000 Astec Industries Inc. ................................. 702,680
93,745 Caterpillar Inc. .......................................... 36,665,544
1,420,450 CNH Industrial NV .................................... 15,766,995
93,300 Deere & Co. ............................................. 38,936,889
13,000 Mueller Water Products Inc., Cl. A ............. 282,100
90,200 Xylem Inc. ................................................ 12,179,706
104,533,914
Manufactured Housing and Recreational
Vehicles  — 0.3%
8,500 Cavco Industries Inc.† .............................. 3,640,040
18,100 Champion Homes Inc.† ............................ 1,716,785
825 Nobility Homes Inc. .................................. 31,350
5,388,175
Metals and Mining  — 3.3%
45,350 Agnico Eagle Mines Ltd. ........................... 3,653,396
146,400 Barrick Gold Corp. .................................... 2,911,896
55,000 Franco-Nevada Corp. ................................ 6,833,750
104,950 Freeport-McMoRan Inc. ............................ 5,239,104
18,000 Kinross Gold Corp. ................................... 168,480
15,000 MP Materials Corp.† ................................. 264,750
359,400 Newmont Corp. ........................................ 19,209,930
93,500 Royal Gold Inc. ......................................... 13,118,050
71,750 Wheaton Precious Metals Corp. ................ 4,382,490
55,781,846
Publishing  — 1.8%
111,000 News Corp., Cl. A ..................................... 2,955,930
51,375 S&P Global Inc. ........................................ 26,541,353
90,000 The E.W. Scripps Co., Cl. A† ..................... 202,050
29,699,333
Real Estate  — 0.6%
14,000 American Tower Corp., REIT ..................... 3,255,840
1,900 Prologis Inc., REIT ................................... 239,932
104,000 The St. Joe Co. ......................................... 6,064,240
32,200 Weyerhaeuser Co., REIT ........................... 1,090,292
10,650,304
Retail  — 2.4%
5,633 Arko Corp. ............................................... 39,544
42,000 AutoNation Inc.† ...................................... 7,514,640
700 AutoZone Inc.† ......................................... 2,205,028
19,000 CarMax Inc.† ............................................ 1,470,220
17,875 Costco Wholesale Corp. ............................ 15,846,545
90,000 CVS Health Corp. ...................................... 5,659,200
1,200 Lowe's Companies Inc. ............................. 325,020
6,000 Maplebear Inc.† ....................................... 244,440

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Retail (Continued)
550 McDonald's Corp. ..................................... $ 167,481
1,750 NIKE Inc., Cl. B ......................................... 154,700
15,000 Rush Enterprises Inc., Cl. B ...................... 719,250
950 Starbucks Corp. ....................................... 92,615
2,000 The Home Depot Inc. ................................ 810,400
83,200 The Kroger Co. ......................................... 4,767,360
7,000 Walgreens Boots Alliance Inc. ................... 62,720
6,200 Walmart Inc. ............................................ 500,650
1,650 Zalando SE† ............................................. 54,403
40,634,216
Semiconductors  — 0.1%
1,000 Advanced Micro Devices Inc.† .................. 164,080
50 ASML Holding NV .................................... 41,662
3,550 Broadcom Inc. ......................................... 612,375
7,200 Intel Corp. ................................................ 168,912
1,125 Micron Technology Inc. ............................ 116,674
570 NVIDIA Corp. ........................................... 69,221
1,400 SkyWater Technology Inc.† ....................... 12,712
1,185,636
Specialty Chemicals  — 0.3%
850 Air Products and Chemicals Inc. ............... 253,079
16,600 DuPont de Nemours Inc. .......................... 1,479,226
29,000 H.B. Fuller Co. .......................................... 2,302,020
275 Linde plc .................................................. 131,136
17,000 Sensient Technologies Corp. ..................... 1,363,740
5,529,201
Telecommunications  — 1.8%
2,200 AT&T Inc. ................................................. 48,400
1,250 Deutsche Telekom AG ............................... 36,720
155,250 Deutsche Telekom AG, ADR ...................... 4,569,007
52,000 GCI Liberty Inc., Escrow†(a) ..................... 1
14,000 Hellenic Telecommunications Organization
SA ........................................................ 241,398
23,400 Hellenic Telecommunications Organization
SA, ADR ............................................... 200,889
148,250 Liberty Global Ltd., Cl. A† ......................... 3,129,557
220,700 Liberty Global Ltd., Cl. C† ......................... 4,769,327
4,500 Orange SA, ADR ....................................... 51,660
7,100 SoftBank Group Corp., ADR ...................... 209,521
1,700,000 Telecom Italia SpA† .................................. 472,143
36,000 Telefonica Brasil SA, ADR ......................... 369,720
269,000 Telefonica SA, ADR ................................... 1,307,340
589,500 Telephone and Data Systems Inc. .............. 13,705,875
39,900 Telesat Corp.† .......................................... 525,483
18,700 TIM SA, ADR ............................................ 322,014
10,000 VEON Ltd., ADR† ..................................... 304,200
1,650 Verizon Communications Inc. ................... 74,101
30,337,356
Shares
Market
Value
Transportation  — 1.1%
10,000 Canadian Pacific Kansas City Ltd. .............. $ 855,400
137,200 GATX Corp. .............................................. 18,172,140
750 Union Pacific Corp. ................................... 184,860
19,212,400
Wireless Communications  — 0.4%
61,250 America Movil SAB de CV, ADR ................. 1,002,050
215,000 Operadora De Sites Mexicanos SAB de CV 169,357
20,885 T-Mobile US Inc. ...................................... 4,309,829
26,500 United States Cellular Corp.† .................... 1,448,225
6,929,461
TOTAL COMMON STOCKS .................. 1,672,722,515
CLOSED-END FUNDS  — 0.1%
2,000 Altaba Inc., Escrow† ................................. 2,850
10,700 Royce Global Trust Inc. ............................. 124,120
76,500 Royce Small-Cap Trust Inc. ....................... 1,201,050
TOTAL CLOSED-END FUNDS ................ 1,328,020
PREFERRED STOCKS  — 0.0%
Diversified Industrial  — 0.0%
600 Jungheinrich AG ....................................... 18,073
Electronics  — 0.0%
95 WESCO International Inc., Ser. A, 10.625% 2,456
TOTAL PREFERRED STOCKS ............... 20,529
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.6%
$ 9,645,000 U.S. Treasury Bills,
4.540% to 5.093%††,
11/21/24 to 12/26/24 ............................ 9,561,894
TOTAL INVESTMENTS — 100.0%
(Cost $398,832,063) ............................. $ 1,683,632,958
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust